Compensation and benefits	6 Months Ended
Jun. 30, 2014
Compensation and benefits
11 Compensation and benefits

in	2Q14	1Q14	2Q13	6M14	6M13
Compensation and benefits (CHF million)
Salaries and variable compensation	2,536	2,653	2,462	5,189	5,044
Social security	283	188	229	471	451
Other [1]	154	152	235	306	422
Compensation and benefits [2]	2,973	2,993	2,926	5,966	5,917
1 Includes pension and other post-retirement expense of CHF 85 million, CHF 84 million, CHF 157 million, CHF 169 million and CHF 267 million in 2Q14, 1Q14, 2Q13, 6M14 and 6M13, respectively.
2
Includes severance and other compensation expense relating to headcount reductions of CHF 63 million, CHF 24 million, CHF 90 million, CHF 87 million and CHF 157 million as of 2Q14, 1Q14, 2Q13, 6M14 and 6M13, respectively.